Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current provision (benefit):
Foreign	$ 2,987	$ (4,173)	$ 2,980
Federal	117	(1,672)	(8,540)
State	1,336	2,258	1,811
Total	4,440	(3,587)	(3,749)
Deferred tax expense (benefit):
Foreign	251	3,338	(1,816)
United States	36	(33,309)	(23,386)
Total deferred tax expense (benefit)	287	(29,971)	(25,202)
Total provision (benefit) for income taxes	$ 4,727	$ (33,558)	$ (28,951)